Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (57,474,000)	$ (96,388,000)	$ (12,545,000)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation expenses	48,000	32,000	18,000
Share-based compensation	6,560,000	22,683,000
Research and development expense, patent cost		42,259,000
Other income from government grant	(307,000)
Changes in assets and liabilities:
Advances to suppliers	316,000	(726,000)	(710,000)
Due from related parties	(481,000)
Prepaid expenses and other current assets	(28,000)	96,000	(334,000)
Other noncurrent assets	(549,000)	(240,000)	(121,000)
Accounts payable	6,207,000	2,935,000	144,000
Due to related parties		(210,000)	(222,000)
Accrued expenses	4,688,000	699,000	(102,000)
Other current liabilities	1,065,000	64,000	174,000
Net cash used in operating activities	(39,955,000)	(28,796,000)	(13,698,000)
Cash flows from investing activities:
Acquisitions of property and equipment	(207,000)	(76,000)	(64,000)
Purchase of short-term investments		(3,074,000)
Proceeds from maturity of short-term investments	3,074,000
Net cash (used in) provided by investing activities	2,867,000	(3,150,000)	(64,000)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	14,000,000	50,505,000	15,250,000
Net cash provided by financing activities	13,245,000	47,722,000	14,713,000
Effect of foreign exchange rate changes	251,000	18,000	(85,000)
Net increase (decrease) in cash and cash equivalents	(23,592,000)	15,794,000	866,000
Cash at beginning of year	27,481,000	11,687,000	10,821,000
Cash at end of year	3,889,000	27,481,000	11,687,000
Non-cash activities:
Initial public offering costs accrued in accrued expenses			1,324,000
Research and development expense, patent cost		42,259,000
IPO [Member]
Cash flows from financing activities:
Payments of shares offering costs	$ (755,000)	$ (2,783,000)	$ (537,000)